UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kit Cole Investment Advisory Services
Address:	851 Irwin Street, Suite 301
		San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Schrock
Title:		Compliance Officer
Phone:		415-457-9000
Signature, Place and Date of Signing:

	Elizabeth Schrock	San Rafael, California 	November 9, 2001

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None.

Form 13F Information Table Entry Total:	37

Form13F Information Table Value Total:	$42,119,000



List of Other Included Managers:		None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Kit Cole Investment Advisory Services






3Q01 13F Information Table

















Name of Issuer
Title of
Cusip
Mkt Value
Shares
SH/
Investment
Other
Voting

Class

(x $1000)

PRN
Discretion
Managers
Discretion









Adobe Systems
COM
00724f101
2,013
83960
SH
SOLE
NONE
SOLE
AOL Time Warner
COM
02364j104
1,555
46965
SH
SOLE
NONE
SOLE
Abgenix
COM
00339b107
473
20850
SH
SOLE
NONE
SOLE
Alliant Techsystems
COM

903
10550
SH
SOLE
NONE
SOLE
Applied Materials
COM
38222105
1,405
49400
SH
SOLE
NONE
SOLE
BEA Systems
COM
73325102
270
28100
SH
SOLE
NONE
SOLE
Baxter International
COM
71813109
1,652
30000
SH
SOLE
NONE
SOLE
Best Buy, Inc.
COM

898
19750
SH
SOLE
NONE
SOLE
Celestica Inc.
COM
15101q108
668
24525
SH
SOLE
NONE
SOLE
Cisco Systems
COM
17275r102
874
71782
SH
SOLE
NONE
SOLE
Costco Wholesale
COM
22160q102
1,308
36775
SH
SOLE
NONE
SOLE
Dell Computer
COM
247025109
850
45850
SH
SOLE
NONE
SOLE
Flextronics
COM
y2573f102
1,234
74575
SH
SOLE
NONE
SOLE
General Electric
COM
369604103
1,897
50989
SH
SOLE
NONE
SOLE
Goldman Sachs
COM
38141g104
1,975
27675
SH
SOLE
NONE
SOLE
Home Depot
COM
437076102
1,445
37650
SH
SOLE
NONE
SOLE
Household International
COM
441815107
1,903
33750
SH
SOLE
NONE
SOLE
Human Genome
COM
444903108
363
11750
SH
SOLE
NONE
SOLE
Jabil Circuit Inc.
COM
466313103
585
32700
SH
SOLE
NONE
SOLE
KLA-Tencor Corp.
COM
482480100
1,736
54975
SH
SOLE
NONE
SOLE
Lowe's Cos
COM
548661107
1,576
49800
SH
SOLE
NONE
SOLE
Mercury Computer
COM

1,105
29425
SH
SOLE
NONE
SOLE
Microsoft Corp
COM

1,147
22416
SH
SOLE
NONE
SOLE
Millennium Pharm
COM
599902103
349
19650
SH
SOLE
NONE
SOLE
Nokia
COM
654902204
725
46300
SH
SOLE
NONE
SOLE
Providian Financial
COM
74406a102
615
30500
SH
SOLE
NONE
SOLE
Retek Inc.
COM
76128q109
557
44150
SH
SOLE
NONE
SOLE
Shaw Group Inc.
COM
820280105
734
26050
SH
SOLE
NONE
SOLE
Siebel Systems
COM
826170102
449
34500
SH
SOLE
NONE
SOLE
State Street Corp
COM
857477103
316
6952
SH
SOLE
NONE
SOLE
Sun Microsystems
COM
866810104
878
106118
SH
SOLE
NONE
SOLE
SuperGen Inc.
COM
868059106
155
22000
SH
SOLE
NONE
SOLE
Target Corp.
COM
87612e106
1,175
37000
SH
SOLE
NONE
SOLE
Tenet Healthcare
COM
88033G100
2,832
47475
SH
SOLE
NONE
SOLE
United HealthCare
COM
91324P102
1,854
27875
SH
SOLE
NONE
SOLE
VeriSign, Inc.
COM
92343e102
1,027
24500
SH
SOLE
NONE
SOLE
Washington Mutual
COM
939322103
2,618
68036
SH
SOLE
NONE
SOLE



42,119